Shareholders' Equity (Details) - Schedule of department allocation of share-based compensation charges - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	[1]	$ 3,356	$ 2,169	$ 2,228
Cost of revenues [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	[1]	207	106	204
Research and development, net [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	[1]	1,368	879	729
Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	[1]	865	536	638
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	[1]	$ 916	$ 648	$ 657

[1]	Including $3,271, $2,107 and $1,887 of compensation cost related to RSUs for the years ended December 31, 2021, 2020 and 2019, respectively.